Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Fiscal Year (a)					Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Operating Income, Net of Certain Items (5) (in millions) (i)
	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO				Total Shareholder Return (f)	Peer Group Total Shareholder Return (4) (g)
	Gibson (1) (b)	Mucci (1) (b)	Gibson (1)(3) (c)	Mucci (1)(3) (c)

2026	$10,274,543	$—	$(3,354,147)	$—	$2,857,061	$(631,232)	$111.45	$91.70	$1,760	$2,604

2025	$8,807,411	$—	$16,426,552	$—	$2,893,402	$6,848,997	$174.22	$147.00	$1,657	$2,189

2024	$7,534,855	$—	$8,462,562	$—	$2,498,637	$2,602,402	$128.88	$121.01	$1,690	$2,054

2023	$6,680,180	$14,442,172	$5,660,044	$(3,614,572)	$2,691,157	$1,782,985	$109.19	$95.92	$1,557	$1,933

2022	$—	$11,025,026	$—	$23,305,787	$3,257,026	$5,846,642	$125.34	$93.33	$1,393	$1,782

(1)
John B. Gibson has served as PEO since fiscal 2023 following October 13, 2022. Martin Mucci served as PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2026 are as follows:

2026
Summary Compensation Table Total	$10,274,543

Deduction of stock awards and option awards reported in the Summary Compensation Table	(8,453,498)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	4,184,473

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	(8,073,194)

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	(1,461,295)

Value of dividends or other earnings paid on equity awards not otherwise included	174,824
Compensation Actually Paid	$(3,354,147)

(2)	The individuals comprising the Non-PEO NEOs for each year are as follows:

2022	2023	2024	2025	2026

Efrain Rivera	Efrain Rivera	Robert L. Schrader	Robert L. Schrader	Robert L. Schrader

John B. Gibson	Mark A. Bottini	Efrain Rivera	Adam Ante	Adam Ante

Mark A. Bottini	Michael E. Gioja	Mark A. Bottini	Mark A. Bottini	Ryan Bergstrom

Michael E. Gioja	Stephanie L. Schaeffer	Michael E. Gioja	Michael E. Gioja	Chad Parodi

Elizabeth Roaldsen
The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2026 are as follows:

2026
Summary Compensation Table Total	$2,857,061

Deduction of stock awards and option awards reported in the Summary Compensation Table	(2,013,906)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	996,878

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	(1,817,669)

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	(761,136)

Value of dividends or other earnings paid on equity awards not otherwise included	107,540
Compensation Actually Paid	$(631,232)

(3)	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual compensation realized or received by our NEOs.

(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation market comparative purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.

(5)
Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
measure and a reconciliation to the most comparable GAAP measure of operating income.

Company Selected Measure Name	Operating income, net of certain items
Named Executive Officers, Footnote
(2)	The individuals comprising the Non-PEO NEOs for each year are as follows:

2022	2023	2024	2025	2026

Efrain Rivera	Efrain Rivera	Robert L. Schrader	Robert L. Schrader	Robert L. Schrader

John B. Gibson	Mark A. Bottini	Efrain Rivera	Adam Ante	Adam Ante

Mark A. Bottini	Michael E. Gioja	Mark A. Bottini	Mark A. Bottini	Ryan Bergstrom

Michael E. Gioja	Stephanie L. Schaeffer	Michael E. Gioja	Michael E. Gioja	Chad Parodi

Elizabeth Roaldsen

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Company’s peer group used for executive compensation market comparative purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K.

Adjustment To PEO Compensation, Footnote
(1)
John B. Gibson has served as PEO since fiscal 2023 following October 13, 2022. Martin Mucci served as PEO during fiscal 2023 through October 13, 2022, and in fiscal 2022. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Mr. Gibson for fiscal 2026 are as follows:

2026
Summary Compensation Table Total	$10,274,543

Deduction of stock awards and option awards reported in the Summary Compensation Table	(8,453,498)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	4,184,473

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	(8,073,194)

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	(1,461,295)

Value of dividends or other earnings paid on equity awards not otherwise included	174,824
Compensation Actually Paid	$(3,354,147)

Non-PEO NEO Average Total Compensation Amount	$ 2,857,061	$ 2,893,402	$ 2,498,637	$ 2,691,157	$ 3,257,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ (631,232)	6,848,997	2,602,402	1,782,985	5,846,642
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted and added in calculating the average CAP for these NEOs for fiscal 2026 are as follows:

2026
Summary Compensation Table Total	$2,857,061

Deduction of stock awards and option awards reported in the Summary Compensation Table	(2,013,906)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	996,878

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards that were granted in a prior year	(1,817,669)

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year of awards granted in a prior year that vested during the most recent fiscal year	(761,136)

Value of dividends or other earnings paid on equity awards not otherwise included	107,540
Compensation Actually Paid	$(631,232)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following list presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEOs and
Non-PEO
NEOs for fiscal 2026 to Company performance. The measures listed below are not ranked.

•	Annualized new business revenue (1)

•	Operating income, net of certain items (2)

•	Relative total shareholder return (3)

•	Service revenue

Total Shareholder Return Amount	$ 111.45	174.22	128.88	109.19	125.34
Peer Group Total Shareholder Return Amount	91.7	147	121.01	95.92	93.33
Net Income (Loss)	$ 1,760,000,000	$ 1,657,000,000	$ 1,690	$ 1,557,000,000	$ 1,393,000,000
Company Selected Measure Amount	2,604,000,000	2,189,000,000	2,054,000,000	1,933,000,000	1,782,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Annualized new business revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income, net of certain items
Non-GAAP Measure Description	Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
	measure and a reconciliation to the most comparable GAAP measure of operating income.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Service revenue
Martin Mucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0			$ 14,442,172	$ 11,025,026
PEO Actually Paid Compensation Amount	0			$ (3,614,572)	$ 23,305,787
PEO Name				Martin Mucci
John B. Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,274,543	$ 8,807,411	$ 7,534,855	$ 6,680,180
PEO Actually Paid Compensation Amount	(3,354,147)	$ 16,426,552	$ 8,462,562	$ 5,660,044
PEO Name				John B. Gibson	John B. Gibson
PEO | John B. Gibson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,453,498)
PEO | John B. Gibson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,184,473
PEO | John B. Gibson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,073,194)
PEO | John B. Gibson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,461,295)
PEO | John B. Gibson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,824
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,013,906)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	996,878
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,817,669)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(761,136)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 107,540